                          PRUCO LIFE INSURANCE COMPANY
                      STRATEGIC PARTNERS(SM) ANNUITY ONE 3
                          STRATEGIC PARTNERS(SM) PLUS

                       SUPPLEMENT, DATED OCTOBER 23, 2003
                        TO PROSPECTUS, DATED MAY 1, 2003

The following expense examples supersede the expense examples that follow the "Summary of Contract Expenses" section of the May 1, 2003 prospectuses. These expense examples were calculated based on the assumptions described below, including the maximum fees and expenses of any of the underlying mutual funds (not including the effect of any expense reimbursement or fee waiver).

                                EXPENSE EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND UNDERLYING MUTUAL FUND FEES AND EXPENSES.

THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME THE MAXIMUM FEES AND EXPENSES OF ANY OF THE MUTUAL FUNDS, WHICH DO NOT REFLECT ANY EXPENSE REIMBURSEMENTS OR WAIVERS. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE AS INDICATED IN THE TABLES THAT FOLLOW.

EXAMPLE 1a: CONTRACT WITH CREDIT: GREATER OF ROLL-UP OR STEP-UP GUARANTEED MINIMUM DEATH BENEFIT; GUARANTEED MINIMUM INCOME BENEFIT; EARNINGS APPRECIATOR BENEFIT, INCOME APPRECIATOR BENEFIT, AND YOU WITHDRAW ALL YOUR ASSETS

This example assumes that:

- You invest $10,000 in the Contract With Credit;

- You choose a Guaranteed Minimum Death Benefit that provides the greater of the step-up or roll-up death benefit;

- You choose the Guaranteed Minimum Income Benefit;

- You choose the Earnings Appreciator Benefit;

- You choose the Income Appreciator Benefit;

- You allocate all of your assets to only one of the variable investment options having the maximum total operating expenses;

- The investment has a 5% return each year;

- The mutual fund's total operating expenses remain the same each year; and

- You withdraw all your assets at the end of the indicated period.

EXAMPLE 1b: CONTRACT WITH CREDIT: GREATER OF ROLL-UP OR STEP-UP GUARANTEED MINIMUM DEATH BENEFIT, GUARANTEED MINIMUM INCOME BENEFIT, EARNINGS APPRECIATOR BENEFIT, INCOME APPRECIATOR BENEFIT, AND YOU DO NOT WITHDRAW YOUR ASSETS

This example makes exactly the same assumptions as Example 1a except that it assumes that you do not withdraw any of your assets at the end of the indicated period.

EXAMPLE 2a: Contract Without Credit: Greater of Roll-up or Step-up Guaranteed Minimum Death Benefit, Guaranteed Minimum Income Benefit, Earnings Appreciator Benefit, Income Appreciator Benefit, and You Withdraw All Your Assets

This example makes exactly the same assumptions as Example 1a except that it assumes that you invest in the Contract Without Credit.

EXAMPLE 2b: CONTRACT WITHOUT CREDIT: GREATER OF ROLL-UP OR STEP-UP GUARANTEED MINIMUM DEATH BENEFIT, GUARANTEED MINIMUM INCOME BENEFIT, EARNINGS APPRECIATOR BENEFIT, INCOME APPRECIATOR BENEFIT AND YOU DO NOT WITHDRAW YOUR ASSETS

This example makes exactly the same assumptions as Example 2a except that it assumes that you do not withdraw any of your assets at the end of the indicated period.

EXAMPLE 3a: CONTRACT WITH CREDIT: BASE DEATH BENEFIT, AND YOU WITHDRAW ALL YOUR ASSETS

This example assumes that:

- You invest $10,000 in the Contract With Credit;

- You do not choose a Guaranteed Minimum Death Benefit, Earnings Appreciator Benefit, Guaranteed Minimum Income Benefit, and Income Appreciator Benefit;

- You allocate all of your assets to the variable investment option having the maximum total operating expenses;

- The investment has a 5% return each year;

- The mutual fund's total operating expenses remain the same each year; and

- You withdraw all your assets at the end of the indicated period.

EXAMPLE 3b: CONTRACT WITH CREDIT: BASE DEATH BENEFIT, AND YOU DO NOT WITHDRAW YOUR ASSETS

This example makes exactly the same assumptions as Example 3a except that it assumes that you do not withdraw any of your assets at the end of the indicated period.

EXAMPLE 4a: CONTRACT WITHOUT CREDIT: BASE DEATH BENEFIT, AND YOU WITHDRAW ALL YOUR ASSETS

This example makes exactly the same assumptions as Example 3a except that it assumes that you invest in the Contract Without Credit.

EXAMPLE 4b: CONTRACT WITHOUT CREDIT: BASE DEATH BENEFIT, AND YOU DO NOT WITHDRAW YOUR ASSETS

This example makes exactly the same assumptions as Example 4a except that it assumes that you do not withdraw any of your assets at the end of the indicated period.

NOTES FOR EXPENSE EXAMPLES:

These examples do not show past or future expenses. Actual expenses may be higher or lower. These examples do not depict every possible combination of charges under the contracts.

Note that withdrawal charges (which are reflected in Examples 1a, 2a, 3a and 4a) are assessed in connection with some annuity options, but not others.

The values shown in the 10 year column are the same for Example 4a and Example 4b, the same for Example 3a and 3b, the same for Example 2a and 2b, and the same for Example 1a and 1b. This is because if 10 years have elapsed since your last purchase payment, we would no longer deduct withdrawal charges when you make a withdrawal or begin the income phase of your contract. The indicated examples reflect the maximum withdrawal charges, but in certain states reduced withdrawal charges may apply for certain ages.

The examples use an average contract maintenance charge, which we calculated based on our estimate of the total contract fees we expect to collect. Based on these estimates, the contract maintenance charge is included as an annual charge of 0.035% of contract value.

Your actual fees will vary based on the amount of your contract and your specific allocation among the investment options.

A table of accumulation unit values of interests in each variable investment option appears in the Appendix.

The examples do not reflect premium taxes. We may apply a charge for premium taxes depending on what state you live in.

CONTRACT WITH CREDIT: GREATER OF ROLL-UP OR STEP-UP GUARANTEED MINIMUM DEATH BENEFIT OPTION; GUARANTEED MINIMUM INCOME BENEFIT; EARNINGS APPRECIATOR BENEFIT; INCOME APPRECIATOR BENEFIT

EXAMPLE 1a:                     EXAMPLE 1b:
IF YOU WITHDRAW YOUR ASSETS     IF YOU DO NOT WITHDRAW YOUR
                                ASSETS
------------------------------------------------------------
1 YR    3 YRS   5 YRS   10 YRS  1 YR  3 YRS   5 YRS   10 YRS
------------------------------------------------------------
$1,361  $2,564  $3,651  $5,856  $609  $1,812  $2,993  $5,856

CONTRACT WITHOUT CREDIT: GREATER OF ROLL-UP OR STEP-UP GUARANTEED MINIMUM DEATH BENEFIT OPTION; GUARANTEED MINIMUM INCOME BENEFIT; EARNINGS APPRECIATOR BENEFIT; INCOME APPRECIATOR BENEFIT

EXAMPLE 2a:                     EXAMPLE 2b:
IF YOU WITHDRAW YOUR ASSETS     IF YOU DO NOT WITHDRAW YOUR
                                ASSETS
------------------------------------------------------------
1 YR    3 YRS   5 YRS   10 YRS  1 YR  3 YRS   5 YRS   10 YRS
------------------------------------------------------------
$1,206  $2,165  $3,106  $5,563  $576  $1,715  $2,836  $5,563

CONTRACT WITH CREDIT: BASE DEATH BENEFIT

EXAMPLE 3a:                     EXAMPLE 3b:
IF YOU WITHDRAW YOUR ASSETS     IF YOU DO NOT WITHDRAW YOUR
                                ASSETS
------------------------------------------------------------
1 YR    3 YRS   5 YRS   10 YRS  1 YR  3 YRS   5 YRS   10 YRS
------------------------------------------------------------
$1,225  $2,177  $3,044  $4,828  $473  $1,425  $2,386  $4,828

CONTRACT WITHOUT CREDIT: BASE DEATH BENEFIT

EXAMPLE 4a:                     EXAMPLE 4b:
IF YOU WITHDRAW YOUR ASSETS     IF YOU DO NOT WITHDRAW YOUR
                                ASSETS
------------------------------------------------------------
1 YR    3 YRS   5 YRS   10 YRS  1 YR  3 YRS   5 YRS   10 YRS
------------------------------------------------------------
$1,075  $1,792  $2,519  $4,562  $445  $1,342  $2,249  $4,562